Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Debt Disclosure [Abstract]
Summary of Debt Disclosure
Long-term debt consisted of the following at the end of each period presented.

	September 30,	June 30,
	2022	2022
	(in thousands)
Convertible note	$60,000	$—
Vehicle notes payable	177	186

Total debt	60,177	186
Current portion of debt	39	38

Long-term debt	60,138	148
Unamortized convertible note discount - embedded conversion feature	(24,426)
Unamortized debt issuance costs - convertible note	(4,080)	—

Long-term debt, net	$31,632	$148

At June 30, our debt consisted of the following.

	2022	2021
	(in thousands)
Note payable for land	$—	$93
Vehicle notes payable	186	—

Total debt	186	93
Current portion of debt	38	—

Long-term debt	$148	$93

Summary of Interest Expense
Interest expense consisted of the following.

	Three Months Ended September 30,
	2022	2021
	(in thousands)
Convertible note interest	$269	$—
Notes payable interest	—	2
Vehicle notes payable interest	2	—
Amortization of debt issuance costs and discount - convertible note	550	—

Total interest expense	$821	$2

Summary of Fair Value Information for Convertible Instrument	Fair value information for the convertible instrument follows.

	September 30, 2022	August 26, 2022 (Inception)
	(in thousands)
Fair value of convertible note (Level 2)	$33,611	$35,104
Fair value of embedded conversion feature (Level 3)	10,987	24,896

Total fair value of convertible note instrument	$44,598	$60,000